Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Series B Warrant Liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability	The Company used the following inputs:

	February 12, 2016	December 31, 2015
Volatility	90%	90%
Expected Term (years)	0.00	0.12
Expected dividend yield	—%	—%
Risk-free rate	0.65%	0.65%

Series C Warrant Liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability	The Company used the following inputs:

	December 31, 2016	December 31, 2015
Volatility	90%	90%
Expected Term (years)	3.17	4.17
Expected dividend yield	—%	—%
Risk-free rate	1.51%	1.76%